UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Frank, President

Manager Directed Portfolios

c/o U.S. Bank Global Fund Services

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-0387

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2026

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

(a)

Greenspring Income Opportunities Fund
Institutional Shares | GRIOX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Greenspring Income Opportunities Fund (the “Fund”) for the period of  October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.greenspringfunds.com/. You can also request this information by contacting us at (833) 574-7469.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$42	0.83%
HOW DID THE FUND PERFORM OVER THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
For the semi-annual period ending March 31, 2026, the Fund returned 1.53%. In comparison, the Bloomberg U.S. Aggregate Bond Index gained 1.05%, while the ICE 1-3 Year BB US Cash Pay High Yield Index gained 1.77%.
Fixed income markets began the period on solid footing, supported by easing inflation expectations, resilient consumer spending, stable employment, and a gradual shift toward monetary easing. That backdrop shifted abruptly in late February with the outbreak of conflict involving Iran, introducing significant uncertainty into global markets. The effective closure of the Strait of Hormuz and damage to key Middle Eastern energy and petrochemical infrastructure created immediate supply shocks, sending oil and other commodity prices sharply higher. As markets digested a near-daily stream of market-moving headlines and speculation, both equity and fixed income markets experienced heightened volatility, reflecting rising concerns about future growth, inflation, and interest rates. The 10-year U.S. Treasury yield rose 17 basis points to 4.32% during the period.
Due in large part to its shorter duration profile and higher weighted-average coupon, the Fund outperformed the Bloomberg U.S. Aggregate Bond Index during the period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including shareholder servicing fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE  (Initial Investment of $10,000)
Greenspring Income Opportunities Fund	PAGE 1	TSR-SAR-56170L745

AVERAGE ANNUAL TOTAL RETURN (%) (as of March 31, 2026)

	1 Year	Since Inception (12/15/2021)
Institutional Shares	5.58	4.67
Bloomberg U.S. Aggregate Bond Index	4.35	-0.05
ICE BofA 1-3 Year BB US Cash Pay High Yield Total Return Index	5.93	4.66
Visit https://www.greenspringfunds.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$409,535,203
Number of Holdings	128
Net Advisory Fee	$1,173,075
Portfolio Turnover	30%
Effective Duration	1.61 years
Weighted Average Maturity	2.37 years
30-Day SEC Yield	6.02%
30-Day SEC Yield Unsubsidized	6.02%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Holdings*	(% of Net Assets)
Travel + Leisure Co.	1.5%
Owens-Brockway Glass Container, Inc.	1.4%
Academy Ltd.	1.4%
American Axle & Manufacturing, Inc.	1.4%
Carvana Co.	1.4%
Ziff Davis, Inc.	1.3%
Enova International, Inc.	1.3%
NESCO Holdings II, Inc.	1.3%
ATI Inc	1.3%
Wolverine World Wide Inc.	1.3%

Top Sectors	(% of Net Assets)
Consumer Discretionary	14.4%
Industrials	13.4%
Financials	13.0%
Materials	11.7%
Communication Services	8.2%
Energy	7.2%
Consumer Staples	7.1%
Health Care	6.8%
Information Technology	6.0%
Real Estate	4.3%
Utilities	1.2%
Cash & Other	6.7%

Credit Rating Breakdown**	(% of Net Assets)
BBB	6.1%
BB	41.4%
B	37.2%
CCC+	4.4%
Not Rated	10.9%
*	The top 10 holdings excludes investments in money market funds.
**	Credit rating agencies Moody’s Investor Service (“Moody’s”) and Standards & Poor’s Corporation (“S&P”) rate the credit quality of debt issues. For reporting purposes, Corbyn Investment Management, Inc. (“Corbyn”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations. For example, if Moody’s and S&P both provide ratings, Corbyn assigns the median rating. The credit breakdown excludes holdings classified as cash and cash equivalents.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.greenspringfunds.com/.
Greenspring Income Opportunities Fund	PAGE 2	TSR-SAR-56170L745

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at (833) 574-7469, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Greenspring Income Opportunities Fund	PAGE 3	TSR-SAR-56170L745

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

GREENSPRING INCOME
OPPORTUNITIES FUND
Core Financial Statements
March 31, 2026 (Unaudited)
This report is intended for shareholders of the
Greenspring Income Opportunities Fund and may not be
used as sales literature unless preceded or
accompanied by a current prospectus.

GREENSPRING INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Par	Value
CORPORATE BONDS - 86.2%
Communication Services - 8.2%
Cable & Satellite - 1.1%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.13%, 05/01/2027(a)	$799,000	$798,623
Viasat, Inc., 6.50%, 07/15/2028(a)	3,546,000	3,507,009
		4,305,632
Media - 7.1%
ANGI Group LLC, 3.88%, 08/15/2028(a)	5,055,000	4,505,017
Belo Corp.
7.75%, 06/01/2027	920,000	949,359
7.25%, 09/15/2027	3,000,000	3,102,864
Cars.com, Inc., 6.38%, 11/01/2028(a)	5,278,000	5,134,967
Getty Images, Inc., 14.00%, 03/01/2028(a)	3,905,000	3,719,643
Nexstar Media, Inc., 5.63%, 07/15/2027(a)	2,484,000	2,485,091
Stagwell Global LLC, 5.63%, 08/15/2029(a)	4,107,000	3,913,591
Ziff Davis, Inc., 4.63%, 10/15/2030(a)	5,725,000	5,402,179
		29,212,711
Total Communication Services		33,518,343
Consumer Discretionary - 13.7%
Apparel & Textiles - 1.3%
Wolverine World Wide, Inc., 4.00%, 08/15/2029(a)	5,592,000	5,180,617
Auto Components - 2.8%
Adient Global Holdings Ltd., 7.00%, 04/15/2028(a)	4,100,000	4,157,224
American Axle & Manufacturing, Inc., 6.88%, 07/01/2028	5,557,000	5,553,443
Goodyear Tire & Rubber Co., 4.88%, 03/15/2027	2,000,000	1,981,485
		11,692,152
Automotive Retail - 1.3%
Carvana Co., 9.00%, 06/01/2030(a)	5,320,000	5,537,923
Casinos & Gaming - 0.2%
Boyd Gaming Corp., 4.75%, 12/01/2027	675,000	668,357
Consumer Services - 1.4%
Grand Canyon University
4.38%, 10/01/2026	100,000	100,117
5.13%, 10/01/2028	1,500,000	1,482,586
Sotheby’s, 7.38%, 10/15/2027(a)	4,000,000	3,983,138
		5,565,841

	Par	Value
Homebuilding - 0.9%
Beazer Homes USA, Inc., 5.88%, 10/15/2027	$1,738,000	$1,731,230
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 02/15/2028	1,938,000	1,906,345
		3,637,575
Leisure - 1.2%
Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Magnum Management Corp., 6.50%, 10/01/2028	4,871,000	4,866,026
Lodging - 2.4%
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.88%, 04/01/2027	125,000	124,988
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028	3,830,000	3,771,871
Travel + Leisure Co., 6.63%, 07/31/2026(a)	6,057,000	6,065,710
		9,962,569
Retail - 1.4%
Academy Ltd., 6.00%, 11/15/2027(a)	5,594,000	5,615,112
Specialty Retail - 0.8%
Upbound Group, Inc., 6.38%, 02/15/2029(a)	3,262,000	3,164,037
Total Consumer Discretionary		55,890,209
Consumer Staples - 5.5%
Food & Beverage - 1.3%
Darling Ingredients, Inc., 5.25%, 04/15/2027(a)	518,000	518,417
Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 6.25%, 04/01/2029(a)	4,690,000	4,701,003
		5,219,420
Food & Staples Retailing - 2.0%
C&S Group Enterprises LLC, 5.00%, 12/15/2028(a)	4,029,000	3,760,704
United Natural Foods, Inc., 6.75%, 10/15/2028(a)	4,216,000	4,223,222
		7,983,926
Household & Personal Products - 2.2%
HLF Financing Sarl LLC / Herbalife International, Inc., 12.25%, 04/15/2029(a)	4,645,000	4,956,187
Spectrum Brands, Inc., 3.88%, 03/15/2031(a)	4,751,000	4,124,423
		9,080,610
Total Consumer Staples		22,283,956

The accompanying notes are an integral part of these financial statements.

1

GREENSPRING INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Energy - 7.2%
Energy Equipment & Services - 3.3%
Archrock Partners LP / Archrock Partners Finance Corp., 6.25%, 04/01/2028(a)	$4,401,000	$4,401,000
Enerflex, Inc., 6.88%, 01/15/2031(a)	2,000,000	2,043,349
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029(a)	3,455,000	3,634,159
Kodiak Gas Services LLC, 7.25%, 02/15/2029(a)	250,000	259,153
Oceaneering International, Inc.
6.00%, 02/01/2028	2,252,000	2,262,589
6.00%, 02/01/2028	996,000	1,000,683
		13,600,933
Energy Midstream - 1.0%
Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.13%, 06/01/2028(a)	3,630,000	3,641,017
Genesis Energy LP / Genesis Energy Finance Corp., 8.88%, 04/15/2030	392,000	409,576
		4,050,593
Exploration & Production - 1.5%
SM Energy Co., 6.75%, 09/15/2026	5,111,000	5,116,929
Talos Production, Inc., 9.00%, 02/01/2029(a)	1,000,000	1,041,653
		6,158,582
Oil, Gas & Consumable Fuels - 1.4%
Sunoco LP, 5.88%, 07/15/2027(a)	4,000,000	3,999,999
Sunoco LP / Sunoco Finance Corp., 5.88%, 03/15/2028	1,733,000	1,733,308
		5,733,307
Total Energy		29,543,415
Financials - 11.3%
Consumer Finance - 4.4%
Credit Acceptance Corp.
9.25%, 12/15/2028(a)	2,001,000	2,075,905
6.63%, 03/15/2030(a)	2,100,000	2,054,903
Enova International, Inc., 11.25%, 12/15/2028(a)	5,098,000	5,396,829
goeasy Ltd., 9.25%, 12/01/2028(a)	4,062,000	3,781,722
PRA Group, Inc.
8.38%, 02/01/2028(a)	2,900,000	2,922,147
5.00%, 10/01/2029(a)	1,850,000	1,709,592
		17,941,098
Financial Services - 1.1%
PHH Escrow Issuer LLC/PHH Corp., 9.88%, 11/01/2029(a)	4,650,000	4,491,348

	Par	Value
Insurance - 1.9%
AmWINS Group, Inc., 4.88%, 06/30/2029(a)	$3,407,000	$3,266,490
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves, 7.88%, 11/01/2029(a)	4,614,000	4,176,477
Radian Group, Inc., 4.88%, 03/15/2027	517,000	517,098
		7,960,065
Investment Banking & Brokerage - 0.8%
Aretec Group, Inc., 7.50%, 04/01/2029(a)	3,135,000	3,107,838
Mortgage REITs - 1.8%
Arbor Realty Trust, Inc.
5.00%, 04/30/2026	1,970,000	1,968,668
4.50%, 09/01/2026(a)	2,000,000	1,972,701
Rithm Capital Corp., 8.00%, 04/01/2029(a)	3,650,000	3,589,157
		7,530,526
Specialty Finance - 1.3%
Burford Capital Global Finance LLC
6.25%, 04/15/2028(a)	3,335,000	3,140,636
9.25%, 07/01/2031(a)	2,500,000	2,259,238
		5,399,874
Total Financials		46,430,749
Health Care - 6.5%
Healthcare Equipment & Supplies - 1.5%
Accendra Health, Inc., 4.50%, 03/31/2029(a)	3,512,000	2,123,550
Teleflex, Inc., 4.63%, 11/15/2027	4,000,000	3,967,595
		6,091,145
Healthcare Providers & Services - 2.7%
Acadia Healthcare Co., Inc., 5.50%, 07/01/2028(a)	2,949,000	2,938,374
AdaptHealth LLC, 6.13%, 08/01/2028(a)	3,622,000	3,617,167
Tenet Healthcare Corp., 6.13%, 10/01/2028	4,559,000	4,572,219
		11,127,760
Life Sciences Tools & Services - 1.2%
Avantor Funding, Inc., 4.63%, 07/15/2028(a)	1,000,000	976,613
IQVIA, Inc., 5.00%, 10/15/2026(a)	3,852,000	3,857,291
		4,833,904
Pharmaceuticals - 1.1%
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 4.13%, 04/30/2028(a)	4,491,000	4,360,462
Total Health Care		26,413,271

The accompanying notes are an integral part of these financial statements.

2

GREENSPRING INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - 13.4%
Aerospace & Defense - 0.7%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029(a)	$250,000	$254,624
Spirit AeroSystems, Inc., 3.85%, 06/15/2026	2,507,000	2,501,828
		2,756,452
Building Products - 1.8%
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(a)	4,037,000	3,919,467
Griffon Corp., 5.75%, 03/01/2028	3,611,000	3,606,125
		7,525,592
Commercial Services & Supplies - 3.0%
Champions Financing, Inc., 8.75%, 02/15/2029(a)	4,820,000	4,326,828
Deluxe Corp., 8.00%, 06/01/2029(a)	3,791,000	3,818,504
GEO Group, Inc., 8.63%, 04/15/2029	2,500,000	2,598,056
Ritchie Bros Auctioneers, Inc, 6.75%, 03/15/2028(a)	1,432,000	1,451,507
		12,194,895
Engineering & Construction - 2.9%
Advantage Sales & Marketing, Inc., 9.00%, 11/15/2030(a)	4,520,826	3,368,016
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029(a)	3,849,000	3,780,321
MasTec, Inc., 6.63%, 08/15/2029(a)	4,894,000	4,914,212
		12,062,549
Machinery - 1.3%
Gates Corp./DE, 6.88%, 07/01/2029(a)	500,000	513,644
Titan International, Inc., 7.00%, 04/30/2028	4,281,000	4,275,012
Trinity Industries, Inc., 7.75%, 07/15/2028(a)	500,000	512,830
		5,301,486
Professional Services - 0.9%
Clarivate Science Holdings Corp., 3.88%, 07/01/2028(a)	3,678,000	3,474,155
Trading Companies & Distributors - 2.6%
Herc Holdings, Inc., 7.00%, 06/15/2030(a)	700,000	718,259
NESCO Holdings II, Inc., 5.50%, 04/15/2029(a)	5,458,000	5,342,854
Synergy Infrastructure Holdings LLC, 7.88%, 12/01/2030(a)	3,879,000	3,963,651
WESCO Distribution, Inc., 7.25%, 06/15/2028(a)	650,000	653,996
		10,678,760

	Par	Value
Transportation - 0.2%
XPO, Inc., 6.25%, 06/01/2028(a)	$1,000,000	$1,014,243
Total Industrials		55,008,132
Information Technology - 5.2%
Information Technology Services - 2.6%
CoreWeave, Inc., 9.25%, 06/01/2030(a)	3,300,000	3,209,627
KBR, Inc., 4.75%, 09/30/2028(a)	4,518,000	4,434,214
Unisys Corp., 10.63%, 01/15/2031(a)	3,500,000	3,014,166
		10,658,007
Software & Services - 2.6%
Gen Digital, Inc., 6.75%, 09/30/2027(a)	1,260,000	1,262,308
Open Text Corp., 3.88%, 02/15/2028(a)	5,000,000	4,818,770
Rocket Software, Inc., 9.00%, 11/28/2028(a)	4,500,000	4,497,945
		10,579,023
Total Information Technology		21,237,030
Materials - 11.7%
Chemicals - 3.7%
Avient Corp., 6.25%, 11/01/2031(a)	500,000	503,912
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/2027(a)	1,300,000	1,291,985
HB Fuller Co.
4.00%, 02/15/2027	2,129,000	2,103,899
4.25%, 10/15/2028	1,953,000	1,887,460
Magnera Corp., 4.75%, 11/15/2029(a)	5,560,000	5,025,269
Minerals Technologies, Inc., 5.00%, 07/01/2028(a)	3,880,000	3,824,221
Scotts Miracle-Gro Co., 5.25%, 12/15/2026	779,000	779,647
		15,416,393
Metals & Mining - 3.0%
Algoma Steel, Inc., 9.13%, 04/15/2029(a)	3,500,000	3,124,532
ATI, Inc., 5.88%, 12/01/2027	5,335,000	5,337,569
Cleveland-Cliffs, Inc., 6.88%, 11/01/2029(a)	3,125,000	3,126,830
Hecla Mining Co., 7.25%, 02/15/2028	554,000	553,941
		12,142,872
Packagaing & Containers - 0.9%
Silgan Holdings, Inc., 4.13%, 02/01/2028	3,905,000	3,821,274

The accompanying notes are an integral part of these financial statements.

3

GREENSPRING INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Packaging & Containers - 3.2%
Berry Global, Inc., 4.88%, 07/15/2026(a)	$4,030,000	$4,030,469
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2030(a)	3,299,000	3,301,359
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/2027(a)	5,702,000	5,717,475
		13,049,303
Pulp & Paper - 0.9%
Clearwater Paper Corp., 4.75%, 08/15/2028(a)	4,205,000	3,642,056
Total Materials		48,071,898
Real Estate - 2.3%
Real Estate Investment Trust - 2.3%
Iron Mountain, Inc., 4.88%, 09/15/2027(a)	1,913,000	1,910,599
RHP Hotel Properties LP / RHP Finance Corp., 7.25%, 07/15/2028(a)	1,250,000	1,277,012
RLJ Lodging Trust LP, 3.75%, 07/01/2026(a)	1,988,000	1,979,596
SBA Communications Corp., 3.88%, 02/15/2027	4,445,000	4,402,463
Total Real Estate		9,569,670
Utilities - 1.2%
Utilities - 1.2%
Vistra Operations Co. LLC, 5.63%, 02/15/2027(a)	4,879,000	4,881,192
TOTAL CORPORATE BONDS (Cost $356,663,002)		352,847,865
CONVERTIBLE BONDS - 7.1%
Consumer Discretionary - 0.7%
Automobiles - 0.7%
Lucid Group, Inc., 1.25%, 12/15/2026(a)	3,145,000	2,956,300
Consumer Staples - 1.6%
Food & Beverage - 1.1%
MGP Ingredients, Inc., 1.88%, 11/15/2041	4,740,000	4,572,592
Household & Personal Products - 0.5%
Spectrum Brands, Inc., 3.38%, 06/01/2029	1,928,000	1,929,061
Total Consumer Staples		6,501,653

	Par	Value
Financials - 1.7%
Mortgage REITs - 1.7%
Blackstone Mortgage Trust, Inc., 5.50%, 03/15/2027	$4,500,000	$4,477,500
PennyMac Corp., 8.50%, 06/01/2029	2,550,000	2,666,253
Total Financials		7,143,753
Health Care - 0.3%
Pharmaceuticals - 0.3%
Sarepta Therapeutics, Inc., 1.25%, 09/15/2027	1,216,000	1,120,544
Information Technology - 0.8%
Internet Software & Services - 0.7%
Bandwidth, Inc., 0.50%, 04/01/2028	3,239,000	2,898,905
Software & Services - 0.1%
DigitalOcean Holdings, Inc., 0.00%, 12/01/2026(b)	507,000	495,719
Total Information Technology		3,394,624
Real Estate - 2.0%
Real Estate Investment Trust - 1.0%
Pebblebrook Hotel Trust, 1.75%, 12/15/2026	4,250,000	4,150,224
Real Estate Management & Services - 1.0%
Redfin Corp., 0.50%, 04/01/2027	4,000,000	3,836,000
Total Real Estate		7,986,224
TOTAL CONVERTIBLE BONDS (Cost $28,799,124)		29,103,098
	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 6.7%
First American Treasury Obligations Fund - Class X, 3.59%(c)	15,962,974	15,962,974
Invesco Treasury Portfolio - Institutional Class, 3.56%(c)	11,610,739	11,610,739
TOTAL MONEY MARKET FUNDS (Cost $27,573,713)		27,573,713
TOTAL INVESTMENTS - 100.0% (Cost $413,035,839)		$409,524,676
Other Assets in Excess of Liabilities - 0.0%(d)		10,527
TOTAL NET ASSETS - 100.0%		$409,535,203

The accompanying notes are an integral part of these financial statements.

4

GREENSPRING INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
LP - Limited Partnership
REIT - Real Estate Investment Trust
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $276,149,555 or 67.4% of the Fund’s net assets.

(b)	Zero coupon bonds make no periodic interest payments.
(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

5

GREENSPRING INCOME OPPORTUNITIES FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026 (Unaudited)

ASSETS:
Investments, at value	$409,524,676
Interest receivable	6,843,664
Receivable for fund shares sold	2,355,074
Dividends receivable	83,570
Prepaid expenses and other assets	38,908
Total assets	418,845,892
LIABILITIES:
Payable for investments purchased	7,910,509
Payable for capital shares redeemed	972,449
Payable to advisor	206,720
Payable for fund administration and accounting fees	81,817
Payable for shareholder servicing fees	70,811
Payable for transfer agent fees and expenses	19,369
Distributions payable	13,418
Payable for compliance fees	4,108
Payable for custodian fees	2,994
Payable for expenses and other liabilities	28,494
Total liabilities	9,310,689
NET ASSETS	$409,535,203
Net Assets Consists of:
Paid-in capital	$412,117,994
Total accumulated losses	(2,582,791)
Total net assets	$409,535,203
Institutional Shares
Net assets	$409,535,203
Shares issued and outstanding(a)	42,280,110
Net asset value per share	$9.69
Cost:
Investments, at cost	$413,035,839

(a)	Unlimited shares authorized with par value of $0.01.
The accompanying notes are an integral part of these financial statements.

6

GREENSPRING INCOME OPPORTUNITIES FUND
STATEMENT OF OPERATIONS
For the Period Ended March 31, 2026 (Unaudited)

INVESTMENT INCOME:
Interest income	$12,209,018
Dividend income	747,147
Total investment income	12,956,165
EXPENSES:
Investment advisory fees (Note 4)	1,173,075
Shareholder service costs - Institutional Shares (Note 5)	195,512
Fund administration and accounting fees (Note 4)	122,013
Transfer agent fees	25,114
Federal and state registration fees	22,126
Legal fees	18,950
Trustees’ fees	13,830
Audit fees	11,372
Custodian fees	10,552
Reports to shareholders	7,272
Compliance fees	6,188
Other expenses and fees	9,570
Total expenses	1,615,574
Net investment income	11,340,591
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments	1,115,904
Net realized gain	1,115,904
Net change in unrealized depreciation on:
Investments	(6,947,511)
Net change in unrealized depreciation	(6,947,511)
Net realized and unrealized loss	(5,831,607)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,508,984

The accompanying notes are an integral part of these financial statements.

7

GREENSPRING INCOME OPPORTUNITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
OPERATIONS:
Net investment income	$11,340,591	$20,953,126
Net realized gain	1,115,904	502,518
Net change in unrealized depreciation	(6,947,511)	(810,050)
Net increase in net assets from operations	5,508,984	20,645,594
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Shares	(11,963,338)	(20,953,106)
Total distributions to shareholders	(11,963,338)	(20,953,106)
CAPITAL TRANSACTIONS:
Shares sold - Institutional Shares	91,910,238	176,450,617
Shares issued from reinvestment of distributions - Institutional Shares	11,890,865	20,844,753
Shares redeemed - Institutional Shares	(67,560,075)	(116,331,408)
Net increase in net assets from capital transactions	36,241,028	80,963,962
Net increase in net assets	29,786,674	80,656,450
NET ASSETS:
Beginning of the period	379,748,529	299,092,079
End of the period	$409,535,203	$379,748,529
SHARES TRANSACTIONS
Shares sold - Institutional Shares	9,381,266	17,992,055
Shares issued from reinvestment of distributions - Institutional Shares	1,214,820	2,126,040
Shares redeemed - Institutional Shares	(6,899,167)	(11,871,848)
Total increase in shares outstanding	3,696,919	8,246,247

The accompanying notes are an integral part of these financial statements.

8

GREENSPRING INCOME OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL SHARES
For a capital share outstanding throughout each period

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,			December 15, 2021 Through September 30, 2022(a)
		2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$9.84	$9.86	$9.57	$9.37	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.28	0.59	0.58	0.51	0.28
Net realized and unrealized gain (loss) on investments	(0.13)	(0.02)	0.29	0.20	(0.66)
Total from investment operations	0.15	0.57	0.87	0.71	(0.38)
Net investment income	(0.28)	(0.59)	(0.58)	(0.51)	(0.25)
Net realized gains	(0.02)	—	—	—	—
Total distributions	(0.30)	(0.59)	(0.58)	(0.51)	(0.25)
Net asset value, end of period	$9.69	$9.84	$9.86	$9.57	$9.37
Total return(c)	1.53%	5.97%	9.29%	7.68%	(3.82)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$409,535	$379,749	$299,092	$169,853	$93,283
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	0.83%	0.83%	0.89%	0.95%	1.13%
After expense reimbursement/ recoupment(d)	0.83%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets(d)	5.80%	6.00%	5.93%	5.32%	3.38%
Portfolio turnover rate(c)	30%	51%	54%	32%	34%

(a)	The Fund commenced operations on December 15, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

9

GREENSPRING INCOME OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS
at March 31, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
The Greenspring Income Opportunities Fund (the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. The Fund is an open-end investment management company and is a diversified series of the Trust. The Fund commenced operations on December 15, 2021. Corbyn Investment Management, Inc. (the “Advisor”) serves as the investment advisor to the Fund. The investment objective of the Fund is to provide investors with a high level of current income with the potential for capital appreciation.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services - Investment Companies including FASB Accounting Standard Update ASU 2013-08.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken on a tax return. The tax return for the Fund for the current fiscal period, as well as the prior two fiscal periods, are open for examination. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, management has concluded that the Fund does not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Fund did not incur any interest or penalties for the period ended March 31, 2026.
C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts and premiums on fixed income securities are amortized using the yield to worst call and yield to best put methods.

The Fund distributes substantially all of its net investment income, if any, which is declared daily as a dividend and paid monthly. Any net capital gain realized by the Fund will be distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which differ from GAAP. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.
The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to the Fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”). Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

10

GREENSPRING INCOME OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS
at March 31, 2026 (Unaudited)(Continued)
D.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.	Redemption Fees: The Fund does not charge redemption fees to shareholders.
F.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

G.
Events Subsequent to the Period End: In preparing the financial statements as of March 31, 2026, and through the date the financial statements were issued, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and had concluded that no additional disclosures are necessary.

NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation methodologies applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.
Debt Securities: Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at the mean between the bid and asked prices on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 2 of the fair value hierarchy.
Registered Investment Companies: Investments in mutual funds are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy. Exchange-traded funds are valued at the last reported sale price on the exchange on which that security is principally traded.
Short-Term Debt Securities: Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer

11

GREENSPRING INCOME OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS
at March 31, 2026 (Unaudited)(Continued)
quotations. Short-term debt securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.
In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$352,847,865	$—	$352,847,865
Convertible Bonds	—	29,103,098	—	29,103,098
Money Market Funds	27,573,713	—	—	27,573,713
Total Investments	$27,573,713	$381,950,963	$—	$409,524,676

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
For the six months ended March 31, 2026, the Advisor provided the Fund with investment management services under an investment advisory agreement. The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.60% from the Fund based upon the average daily net assets of the Fund. For the six months ended March 31, 2026, the Fund incurred $1,173,075 in advisory fees. Net advisory fees payable on March 31, 2026, for the Fund were $206,720.
The Fund is responsible for its own operating expenses. Pursuant to an operating expense limitation agreement, the Advisor has contractually agreed to waive a portion of its fees and reimburse certain expenses for the Fund to limit the total annual fund operating expenses (excluding taxes, Rule 12b-l fees, shareholder servicing fees, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses (collectively, “Excludable Expenses”)) to 0.75% of the average daily net assets for the Institutional Shares. The Fund’s operating expense limitation agreement will remain in effect through June 30, 2027 unless terminated sooner by, or with the consent of, the Board.
The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the three-year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement

12

GREENSPRING INCOME OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS
at March 31, 2026 (Unaudited)(Continued)
is also contingent upon the Trust’s review and approval. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Amount	Expiration
$82,059	09/30/2026
96,226	09/30/2027
$178,285

For the six months ended March 31, 2026, the Advisor voluntarily agreed not to recoup any formerly waived advisory fees or reimbursed expenses for the Fund.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. Fund Services also serves as the fund accountant and transfer agent, and provides Chief Compliance Officer services to the Fund. For the six months ended March 31, 2026, the Fund incurred the following expenses for administration, fund accounting, transfer agency, compliance, and custodian fees:

Fund administration and accounting	$122,013
Custodian	$10,552
Transfer agent	$25,114
Compliance	$6,188

At March 31, 2026, the Fund had payables due to Fund Services for administration, fund accounting, transfer agency, and compliance fees, and to U.S. Bank N.A. for custodian fees in the following amounts:

Fund administration and accounting	$81,817
Custodian	$2,994
Transfer agent	$19,369
Compliance	$4,108

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.
Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.
NOTE 5 – SHAREHOLDER SERVICING FEE
The Fund has adopted a shareholder servicing plan (the “Plan”) on behalf of the Greenspring Income Opportunities Fund’s Institutional Share Class. Under the Plan, the Institutional Share Class is authorized to pay an annual shareholder servicing fee of up to 0.10% of its average daily net assets. This fee is used to finance certain activities related to servicing and maintaining shareholder accounts. Payments made under the Plan may not be used to pay for any services in connection with the distribution and sale of the Institutional Shares.
Payments to the Advisor under the Plan may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to Institutional Class shareholders of the Fund. The services provided by such intermediaries are primarily designed to assist Institutional Class shareholders of the Fund, and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries include the provision of support services to the Fund and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries

13

GREENSPRING INCOME OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS
at March 31, 2026 (Unaudited)(Continued)
regarding the Fund, and providing such other services to shareholders as the Fund may reasonably request. For the six month period ended March 31, 2026, the Fund incurred, under the Agreement, shareholder servicing fees in the amount of $195,512. As of March 31, 2026, the Fund had a payable due for shareholder servicing fees in the amount of $70,811.
NOTE 6 – SECURITIES TRANSACTIONS
For the six month period ended March 31, 2026, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

Purchases
Other	$137,279,384
Sales
Other	$98,274,967

There were no purchases or sales of long-term U.S. Government securities.
NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
As of September 30, 2025, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$375,651,445
Gross unrealized appreciation	5,423,776
Gross unrealized depreciation	(2,008,005)
Net unrealized appreciation	3,415,771
Undistributed ordinary income	95,387
Undistributed long-term capital gain	378,864
Total distributable earnings	474,251
Other accumulated gains/(losses)	(18,459)
Total accumulated earnings/(losses)	$3,871,563

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales.
As of September 30, 2025, the Fund had no capital losses to offset future capital gains. During the fiscal year ended September 30, 2025, the Fund utilized a long-term capital loss carryover in the amount of $41,014 to reduce taxable income.
The tax character of distributions paid during the most recent fiscal years were as follows:

	Year Ended September 30,
	2025	2024
Ordinary Income	$20,953,106	$14,393,854

NOTE 8 – GUARANTEES AND INDEMNIFICATION
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
NOTE 9 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2026, National Financial Services LLC held 57% of the outstanding Institutional Shares of the Fund and Charles Schwab & Co., Inc. held 36%

14

GREENSPRING INCOME OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS
at March 31, 2026 (Unaudited)(Continued)
of the outstanding Institutional Shares of the Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by National Financial Services LLC or by Charles Schwab & Co., Inc. are also owned beneficially.
NOTE 10 – SEGMENT REPORTING
The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the portfolio management team of the Advisor. This team serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

15

GREENSPRING INCOME OPPORTUNITIES FUND
ADDITIONAL INFORMATION
at March 31, 2026 (Unaudited)
Item 7(b). Financial Highlights are included within the financial statements under Item 7(a) above.
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

16

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5)	Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Manager Directed Portfolios

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, President/Principal Executive Officer

Date	May 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, President/Principal Executive Officer

Date	May 29, 2026

By (Signature and Title)*	/s/ Colton Scarmardo
Colton Scarmardo, Treasurer/Principal Financial Officer

Date	May 29, 2026

* Print the name and title of each signing officer under his or her signature.